Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

(In thousands)

Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2025
Allowance for credit losses and cash discounts (deducted from related asset account)	$97	$50	—	$147
Year ended March 31, 2024
Allowance for credit losses and cash discounts (deducted from related asset account)	$183	$—	(86)	$97

(A)	Additions consist of charges to bad debt expense of approximately $50 in fiscal 2025.
(B)	Deductions consist of accounts receivable written off of approximately $38, accompanied with collections of previously reserved accounts of $48 for fiscal 2024.